Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2013
Supplementary Information to Statements of Income

24. Supplementary Information to Statements of Income

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2013, 2012 and 2011. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen
	2013	2012	2011
Research and development expenses	¥60,788	¥54,843	¥49,005
Advertising costs	2,452	2,357	2,627

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Shipping and handling costs	¥41,849	¥45,231	¥37,706

For the fiscal year ended March 31, 2013, 2012 and 2011, Komatsu recognized an impairment loss of ¥1,907 million, ¥3,106 million and ¥5,142, million related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.

Other operating income (expenses), net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Gain on sale of property	¥764	¥1,294	¥2,432
Loss on disposal or sale of fixed assets*	(2,064)	(2,487)	(1,553)
Other*	797	1,979	(7,780)

Total	¥(503)	¥786	¥(6,901)

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.

Other expenses, net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Interest income –
Installment receivables	¥329	¥289	¥503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109

Total	(¥6,999)	¥(6,734)	¥(3,120)